RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended
	Feb. 09, 2023	Jan. 04, 2023	Apr. 17, 2023	May 18, 2021	Apr. 26, 2021	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Dec. 31, 2021
Conrtible preferred stock	236,000	200,000
Common stock, share Issued	5,900,000	5,000,000				1,740,939,685	114,127,911	1,397,461	1,066,477	58,785,924
Accrued expenses, including accrued officer salaries						$ 243,286	$ 38,880
Chief Executive Officers [Member]
Common stock, share Issued			387,265,700
Chief Executive Officers [Member] | Class A Preferred Stock
Conrtible preferred stock			19,363,285
Chief Financial Officers [Member] [Member]
Common stock, share Issued			243,500,000
Chief Financial Officers [Member] [Member] | Class A Preferred Stock
Conrtible preferred stock		200,000	12,175,000
Former Officer And Related Family Members [Member]
Common stock, share Issued			542,373,300
Former Officer And Related Family Members [Member] | Class A Preferred Stock
Conrtible preferred stock			27,118,665
Member Of Board Of Directors [Member]
Common stock, share Issued			211,420,000
Member Of Board Of Directors [Member] | Class A Preferred Stock
Conrtible preferred stock			10,571,000
CEO, CFO and President [Member]
Accrued expenses, including accrued officer salaries							38,880			$ 116,583
EnergyWyze Manager [Member]
Accrued wages							$ 0			$ 109,385
Mr Lambrecht [Member] | Seperation Agreement [Member]
Accrued expenses, including accrued officer salaries				$ 606,372
Decrease in current liabilities					$ 547,010
Accrued compensation				$ 764,480
Common stock shares issued, shares				362,987
Shares issued price per share				$ 0.75
Common stock shares issued, amount				$ 272,240
Amount paid under agreement				250,000
Due from related parties				$ 848,612
Interest rate				10.00%
Debt Instrument first payment				$ 21,523
Debt instrument, principal amount				$ 21,523
Debt instrument, maturity date				Sep. 01, 2021
Debt instrument, final payment amount				$ 21,523
Debt instrument final payment due date				Aug. 01, 2025